Document and Entity Information	Aug. 28, 2019
Cover [Abstract]
Document Period End Date	Aug. 28, 2019
Amendment Flag	false
Entity Central Index Key	0001385292
Document Type	8-K
Entity Registrant Name	MONOTYPE IMAGING HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33612
Entity Tax Identification Number	20-3289482
Entity Address, Address Line One	600 Unicorn Park Drive
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(781)
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TYPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false